Changes to accounting policies - Narrative (Details) £ in Thousands, $ in Millions		12 Months Ended
	Jan. 01, 2018	Jan. 31, 2019 GBP (£)	Jan. 31, 2018 GBP (£)	May 31, 2017 USD ($)	May 31, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of initial application of standards or interpretations [line items]
Deferred revenue		£ 1,330	£ 38,748
Increase Decrease Due To Application of IFRS16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets		900
Lease liabilities		£ 900
Sarepta Revenue Agreement
Disclosure of initial application of standards or interpretations [line items]
Specified milestone payments				$ 22.0	£ 17,200	$ 22.0	£ 17,200
Deferred revenue						$ 40.0	£ 32,800
Research and development costs percentage, third party responsibility	45.00%	45.00%
Sarepta Revenue Agreement | Adjusted
Disclosure of initial application of standards or interpretations [line items]
Deferred revenue			13,100
Sarepta Revenue Agreement | Cost Share Income | Adjusted
Disclosure of initial application of standards or interpretations [line items]
Deferred revenue			700
Sarepta Revenue Agreement | Specified Development Milestones | Adjusted
Disclosure of initial application of standards or interpretations [line items]
Deferred revenue			£ 12,400